Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other current assets, net
Allowance for prepayments and other current assets	¥ 2,257	¥ 1,584	¥ 8,781